Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Components Of Income Tax Expense Benefit [Abstract]
Summary of The Income Tax (Expense) Benefit
The income tax benefit (expense) from continuing operations for the years ended December 31, 2021, and 2020 consists of the following (in millions):

	2021	2020
Domestic and foreign loss:
US loss	$(284.9)	$(97.9)
Foreign loss	(20.8)	(21.4)

Total loss before income taxes	(305.7)	(119.3)

Current:
US Federal	$—	$—
US State and local	(0.2)	(0.2)
Foreign	(0.2)	(2.2)

Total current tax provision	(0.4)	(2.4)

Deferred:
US Federal	42.5	5.7
US State and local	4.9	(1.7)
Foreign	0.8	(5.1)

Total deferred tax provision	48.2	(1.1)

Total income tax benefit (expense)	$47.8	$(3.5)

Summary of Income Tax Reconciliation

	2021	2020
Income tax at US federal statutory income tax rate	$64.2	$25.1
State and local taxes, net of federal income tax benefit	12.6	9.2
Valuation allowance	(21.9)	(31.6)
Nondeductible equity-based compensation	(1.3)	(1.6)
Taxes of foreign operations at rates different than US Federal statutory rates	1.1	(1.9)
Foreign adjustments	0.6	(1.8)
Impact of foreign law changes	(1.0)	—
Change of fair value of the warrant liabilities	(5.4)	—
Other	(1.1)	(0.9)

Total income tax benefit (expense)	$47.8	$(3.5)

Summary of deferred tax assets and deferred tax liabilities
The tax effects of temporary
differ
ences that give rise to significant portions of the deferred tax assets and deferred tax liabilities consists of the following (in millions):

	2021	2020
Deferred tax assets:
Capital leases	$55.1	$27.8
Other accruals	14.1	15.6
Deferred rent	3.6	4.8
Acquisition and other related costs	4.9	6.2
Net operating loss carryforward	91.6	73.8
Interest expense carryforward	44.9	35.4
Asset retirement obligations	1.7	1.6
Allowance for doubtful accounts	1.2	2.0
Impairment of Promissory Notes	—	9.1
Other	4.8	—
Valuation allowance	(53.7)	(37.3)

Total deferred tax assets	168.2	139.0

Less deferred tax liabilities:
Intangibles	(165.7)	(177.0)
Property, plant and equipment	(23.4)	(35.9)
Contract asset	(2.4)	(2.0)
Other	(5.6)	(1.3)

Total deferred tax liability	(197.1)	(216.2)

Deferred tax liability, net	$(28.9)	$(77.2)

Summary of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	2021	2020
Beginning balance as of January 1	$1.0	$—
Additions based on tax positions related to the current year	—	1.0
Settlements	(1.0)	—

Closing balance as of December 31	$—	$1.0